Recapitalization (Details) - Schedule of Common Stock Issued	Mar. 31, 2024 shares
Schedule of Common Stock Issued [Line Items]
PIPE subscription	588,235
Business Combination Class A common stock	8,001,930
Legacy Montana Shares	45,821,482
Class A and B Common Stock immediately after the Business Combination	53,823,412
Less: Redemption of XPDB Class A common stock	(10,381,983)
Class A common stock of XPDB	226,195
Class B Common Stock [Member]
Schedule of Common Stock Issued [Line Items]
XPDB Class common stock, outstanding prior to the Business Combination	7,187,500
Class A Common Stock [Member]
Schedule of Common Stock Issued [Line Items]
XPDB Class common stock, outstanding prior to the Business Combination	10,608,178